Prior Year Restatement (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Separate Financial Statements Text Block Abstract
Schedule of statement of comprehensive income
	As previously		Restatement
	reported		adjustments		Restated
	31-12-17	01-01-17	31-12-17	01-01-17	31-12-17	01-01-17
Statement of Comprehensive Income

Direct costs	(2,292,082)	Nil	(3,727)	Nil	(2,295,809)	Nil
Gross loss	(2,202,489)	Nil	(3,727)	Nil	(2,206,216)	Nil

Finance costs	(1,007,305)	Nil	40,379	Nil	(966,926)	Nil

Loss and total comprehensive loss for the year	(3,784,060)	Nil	36,652	Nil	(3,747,408)	Nil

	As previously reported		Restatement adjustments		Restated
	31-12-18	01-01-18	31-12-18	01-01-18	31-12-18	01-01-18

STATEMENT OF COMPREHENSIVE INCOME
Revenue	35,839,268	89,593	(29,451,920)	Nil	6,387,348	89,593
Direct costs	(9,607,360)	(2,295,809)	(492,874)	Nil	(10,100,234)	(2,295,809)
Gross Profit / (Loss)	26,231,908	(2,206,216)	(29,944,794)	Nil	(3,712,886)	(2,206,216)
Other income	Nil	Nil	8,554	Nil	8,554	Nil
General and administrative expenses	(2,029,260)	(574,266)	204,880	Nil	(1,824,380)	574,266)
Profit / Loss and total comprehensive profit / (loss) for the year	16,060,652	(3,747,408)	(29,731,360)	Nil	(13,670,708)	3,747,408)

Schedule of statement of financial position
	As previously		Restatement
	reported		adjustments		Restated
	31-12-17	01-01-17	31-12-17	01-01-17	31-12-17	01-01-17

Statement of Financial Position

ASSETS

Non-Current Assets
Property, plant and equipment	193,987,928	168,024,215	1,450,943	1,709,059	195,438,871	169,733,274
Total Non-current assets	193,987,928	168,024,215	1,450,943	1,709,059	195,438,871	169,733,274
Total Assets	194,680,205	169,004,835	1,450,943	1,709,059	196,131,148	170,713,894

LIABILITIES AND EQUITY

Current Liabilities
Term loans (current portion)	7,849,739	Nil	86,314,012	77,497,507	94,163,751	77,497,507
Accounts payable, accruals and other payables	4,995,806	6,103,266	(320,039)	Nil	4,675,767	6,103,266
Lease liability (current portion)	2,061,785	2,021,358	9,415	9,230	2,071,200	2,030,588
Total Current Liabilities	14,907,330	8,124,624	86,003,388	77,506,737	100,910,718	85,631,361

Non-Current Liabilities
Term loans (non-current portion)	86,314,012	77,497,507	(86,314,012)	(77,497,507)	Nil	Nil
Lease liability (non-current portion)	25,874,561	25,396,678	1,724,915	1,699,829	27,599,476	27,096,507
Total Non-Current Liabilities	112,188,573	102,894,185	(84,589,097)	(75,797,678)	27,599,476	27,096,507
Total Liabilities	127,095,903	111,018,809	1,414,291	1,709,059	128,510,194	112,727,868

Equity
Accumulated losses	(4,198,419)	(414,359)	36,652	Nil	(4,161,767)	(414,359)
Total Equity	67,584,302	57,986,026	36,652	Nil	67,620,954	57,986,026
Total Liabilities and Equity	194,680,205	169,004,835	1,450,943	Nil	196,131,148	170,713,894

i)	In year 2022, subsequent to the issuance of the Company’s 2018 financial statements, the Company identified errors in the financial statements for the year ended December 31, 2018 and determined that the 2018 financial statements should be restated. The basis of such error and restatement is given as below:

	As previously reported		Restatement adjustments		Restated
	31-12-18	01-01-18	31-12-18	01-01-18	31-12-18	01-01-18

STATEMENT OF FINANCIAL POSITION

ASSETS

Current Assets
Trade receivables	1,877,887	Nil	(1,877,887)	Nil	Nil	Nil
Total current assets	2,307,156	761,501	(1,877,887)	Nil	429,269	761,501
Total Assets	199,936,270	196,200,380	(1,877,887)	Nil	198,058,383	196,200,380

LIABILITIES AND EQUITY

Current Liabilities
Other payable	Nil	Nil	27,854,947	Nil	27,854,947	Nil
Total Current Liabilities	110,841,794	100,979,299	27,854,947	Nil	138,696,741	100,979,299
Equity
Retained Earnings / (accumulated losses)	11,218,242	(4,161,767)	(29,050,717)	Nil	(17,832,475)	(4,161,767)
Statutory reserve	680,643	Nil	(680,643)	Nil	Nil	Nil
Total Equity	60,977,933	67,620,954	(29,731,360)	Nil	31,246,573	67,620,954
Total Liabilities and Equity	199,936,270	196,200,380	(1,877,887)	Nil	198,058,383	196,200,380